Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net income (loss)	$ (54,783,273)	$ 17,278,404	$ 14,119,814
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Share-based compensation expenses		21,330
Depreciation	37,084	37,448	39,415
Amortization	8,009	4,003
Loss on disposal of property and equipment	13,070	58	(12,971)
Loss on debt restructuring	140,938
Investment impairment	3,698,868
Deferred tax (benefit) expense	885,311	(662,741)	(274,924)
Provisions for loan losses	55,299,749	4,650,887	2,166,110
Changes in operating assets and liabilities:
Interest and fee receivables	958,248	(465,901)	(79,061)
Other assets	(589,456)	(413,772)	(72,426)
Taxes payable	(394,803)	(30,601)	(764,741)
Other liabilities	4,624,075	3,009,560	820,988
Net Cash Provided by Operating Activities	9,897,820	23,428,675	15,942,204
Cash Flows from Investing Activities:
Originated loans disbursement	(192,628,156)	(331,721,346)	(237,371,565)
Repayment of loans from customers	176,801,788	307,589,717	212,716,218
Purchases of property and equipment		(16,341)	(156,847)
Purchases of investment			(4,013,614)
Purchases of intangible assets	(28,729)	(61,993)
Proceeds from sales of property and equipment			28,898
Proceeds from disposal of loans receivable to a related party			6,737,574
Net Cash Used in Investing Activities	(15,855,097)	(24,209,963)	(22,059,336)
Cash Flows from Financing Activities:
Cash acquired from reverse merger		6,083,009
Proceeds from issuing ordinary shares			1
Proceeds from short-term bank borrowings	5,178,415	13,997,380	5,619,060
Repayment of short-term bank borrowings	(1,331,846)	(6,020,378)	(12,843,565)
Proceeds from secured loan			25,783,457
Repayment of secured loan		(9,150,975)	(15,942,076)
Proceeds from loans from a cost investment investee		15,050,946	16,054,457
Repayment from loans from a cost investment investee		(15,050,946)
Proceeds from a related party		1,615,903
Repayment of convertible promissory note	(650,000)
Payments of dividends	(873,600)	(7,795,182)	(5,647,881)
Amortization of secured loans	221,489
Net Cash (used in) / Provided by Financing Activities	2,544,458	(1,270,243)	13,023,453
Effect of Exchange Rate Changes on Cash and Cash Equivalents	136,611	(184,482)	(289,852)
Net change in Cash and Cash Equivalents	(3,276,208)	(2,236,013)	6,616,469
Cash and Cash Equivalents at Beginning of year	4,496,588	6,732,601	116,132
Cash and Cash Equivalents at End of Year	1,220,380	4,496,588	6,732,601
Supplemental Cash Flow Information
Cash paid for interest expense	3,106,480	5,136,312	3,846,128
Cash paid for income tax	$ 1,895,652	$ 3,624,437	$ 3,648,094